Acquisitions, Dispositions And Other Adjustments (Operating Results Of Discontinued Operation) (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended
	Aug. 27, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisitions, Dispositions And Other Adjustments
Operating revenues	$ 349
Operating expenses	327
Operating income	22
Income before income taxes	18
Income tax expense	8
Income from discontinued operations during phase-out period	10
Gain on disposal of discontinued operations	769
Income from discontinued operations, net of tax	$ 779	$ 0	$ 0	$ 779